Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Restricted cash and escrow receivables
Restricted cash and escrow receivables	$ 371	¥ 2,297	¥ 4,921
Deposits in debt service reserve account
Restricted cash and escrow receivables
Restricted cash and escrow receivables			209
Money received or receivable on escrow services in connection with the provision of online and mobile commerce related services
Restricted cash and escrow receivables
Restricted cash and escrow receivables			2,659
Cash pledged for a bank in connection with its loan facilities for option exercise in favor of employees of the Company and its related companies
Restricted cash and escrow receivables
Restricted cash and escrow receivables		997	1,353
Cash pledged for treasury management activities
Restricted cash and escrow receivables
Restricted cash and escrow receivables		1,013	505
Others
Restricted cash and escrow receivables
Restricted cash and escrow receivables		¥ 287	¥ 195